Deconsolidation of subsidiary - Cash flow information (Details) - EB Rental, Ltd. - CAD ($)	9 Months Ended
	May 31, 2024	May 31, 2023
Cash flow information
Cash provided by operating activities	$ 247,185	$ 695,127
Cash used in investing activities	(23,336)	(290,035)
Cash used in financing activities	$ (151,192)	$ (189,785)